Derivative Instruments - Schedule of Realized and Unrealized Gains and Losses Recognized in Earnings (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain (loss)	$ (3,176)	$ 253	$ (6,360)	$ (5,370)
Unrealized gain (loss)			(3,868)	(3,011)
Interest Rate Swap Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain (loss)	(1,252)	(1,333)	(2,176)	(2,359)
Unrealized gain (loss)	(1,518)	1,241	(5,866)	(1,834)
Foreign Exchange Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain (loss)	(316)		(316)
Unrealized gain (loss)	$ (90)	$ 345	$ 1,998	$ (1,177)